Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Current Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets

	December 31,	December 31,
	2019	2018

Deposits on contracts	$-	$618,417
Prepaid expenses and other current assets	447,206	555,430

	$447,206	$1,173,847